Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) - Pension Benefits - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (7)	$ (7)
Noncurrent liabilities	(130,015)	(154,460)
Net Amount Recognized	(130,022)	(154,467)
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	10,483	998
Current liabilities	(421)	(512)
Noncurrent liabilities	(15,251)	(16,442)
Net Amount Recognized	$ (5,189)	$ (15,956)